ALLOWANCE FOR EXPECTED CREDIT LOSSES (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Disclosure of Allowance for Expected Credit Losses by Balance Sheet Items [Line Items]
Allowance for credit loss, beginning balance	$ 9,171
Net investment in lease, allowance for credit loss, beginning balance	4,390
Reclassification to owned vessels within the associate	(2,030)
Allowance recorded in net income of associated companies	(716)
Allowance for credit loss, ending balance	6,425
Trade receivables
Disclosure of Allowance for Expected Credit Losses by Balance Sheet Items [Line Items]
Allowance for credit loss, beginning balance	33
Reclassification to owned vessels within the associate	0
Allowance recorded in net income of associated companies	40
Allowance for credit loss, ending balance	73
Other receivables
Disclosure of Allowance for Expected Credit Losses by Balance Sheet Items [Line Items]
Allowance for credit loss, beginning balance	881
Reclassification to owned vessels within the associate	0
Allowance recorded in net income of associated companies	(68)
Allowance for credit loss, ending balance	813
Related Party receivables
Disclosure of Allowance for Expected Credit Losses by Balance Sheet Items [Line Items]
Allowance for credit loss, beginning balance	1,973
Reclassification to owned vessels within the associate	0
Allowance recorded in net income of associated companies	680
Allowance for credit loss, ending balance	2,653
Investment in sales-type, direct financing leases and leaseback assets
Disclosure of Allowance for Expected Credit Losses by Balance Sheet Items [Line Items]
Net investment in lease, allowance for credit loss, beginning balance	4,390
Reclassification to owned vessels within the associate	(2,030)
Net investment in lease, allowance for credit loss, period decrease	(1,368)
Net investment in lease, allowance for credit loss, ending balance	992
Other long-term assets
Disclosure of Allowance for Expected Credit Losses by Balance Sheet Items [Line Items]
Allowance for credit loss, beginning balance	1,894
Reclassification to owned vessels within the associate	0
Allowance recorded in net income of associated companies	0
Allowance for credit loss, ending balance	$ 1,894